Award Timing Disclosure	12 Months Ended
	Sep. 30, 2025	Jul. 01, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
From time to time, the Company awards stock options to its employees, including the named executive officers. Historically, the Company has awarded new-hire option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the Compensation Committee. Non-employee directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, and, at their election, may receive automatic option grants in lieu of annual cash compensation. For additional information on our non-employee director compensation policy see below under the heading, “Director Compensation — Non-Employee Director Compensation Policy.” Annual director option grants are made automatically on the first day of the fiscal year. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of the
securities underlying the
award between the trading day
ending immediately prior to
the disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material
nonpublic information
(f)(1)

Robert C. Jahr	July 1, 2025	800,000	$1.58	$1,138,695	1.25%

(1)
The option grant reported in this table was made on the day that the Company filed a Form 8-K under Item 5.02 reporting the appointment of Mr. Jahr as President and Chief Executive Officer of the Company and as a member of the Board.

Award Timing Method	From time to time, the Company awards stock options to its employees, including the named executive officers. Historically, the Company has awarded new-hire option grants on or soon after a new hire’s employment start date and periodic annual refresh employee option grants, which refresh grants are typically approved at a meeting of the Compensation Committee. Non-employee directors receive automatic initial and annual stock option grants, at the time of a director’s appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, and, at their election, may receive automatic option grants in lieu of annual cash compensation. For additional information on our non-employee director compensation policy see below under the heading, “Director Compensation — Non-Employee Director Compensation Policy.” Annual director option grants are made automatically on the first day of the fiscal year. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing and terms of stock option awards and generally does not time the grant of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K.

Name (a)	Grant date (b)	Number of securities underlying the award (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the
closing market price of the
securities underlying the
award between the trading day
ending immediately prior to
the disclosure of material
nonpublic information and the
trading day beginning
immediately following the
disclosure of material
nonpublic information
(f)(1)

Robert C. Jahr	July 1, 2025	800,000	$1.58	$1,138,695	1.25%

(1)
The option grant reported in this table was made on the day that the Company filed a Form 8-K under Item 5.02 reporting the appointment of Mr. Jahr as President and Chief Executive Officer of the Company and as a member of the Board.

Robert C. Jahr [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert C. Jahr
Underlying Securities		800,000
Exercise Price | $ / shares		$ 1.58
Fair Value as of Grant Date | $		$ 1,138,695
Underlying Security Market Price Change		0.0125